CORNERCAP
                              SMALL CAP VALUE FUND


                          ANNUAL REPORT TO SHAREHOLDERS





                                   A SERIES OF
                            CORNERCAP GROUP OF FUNDS
                          A "SERIES" INVESTMENT COMPANY





                            FOR THE FISCAL YEAR ENDED

                                 MARCH 31, 2000






The Peachtree, Suite 1700                                         Advisor:
                                                                  (800) 728-0670
1355 Peachtree Street, NE                                         Administrator:
                                                                  (888) 81-FUNDS
Atlanta, Georgia 30309                                            Telecopier:
                                                                  404) 870-0770

                            CORNERCAP GROUP OF FUNDS
                      MANAGER'S REPORT FOR THE SHAREHOLDERS
                        FOR THE YEAR ENDED MARCH 31, 2000

Dear Shareholder:

For the fiscal year ending March 31, 2000, the Small Cap Value Fund (formerly the Growth Fund) was up 5.3% and the Balanced Fund was down 2.8%. Over this same period, the S&P 500, the Value Line, and the Lehman Bros. Intermediate Term Government/Corporate Indices increased 17.9%, 6.6%, and 2.1%, respectively. This is the second consecutive year that our funds have been hurt because of the persistent bear market for value investing. Value investing focuses on earnings and cash flow in the near term, earnings that are reasonably priced, and, to some extent, dividends. This philosophy has been dramatically out of favor. In 1999, stocks with positive earnings were down while stocks with negative earnings were up over 50%. We did not outperform last year because we chose not to abandon our investment philosophy.

The investment world seemed to turn on a dime in early March, specifically on March 10. We discussed this momentum shift in our March 31, 2000 report, and it has continued in that direction. If we use the media's definition of a bear market (down 20% from the high), the small- and mid-size growth stocks have already experienced a significant decline. Through May 23, 2000, the tech heavy

                 RETURNS SINCE MARKET TURN (3/10/00 TO 5/23/00)

 20%
  |     13.2%
  |       |
 10%      |
  |       |           8.9%
  |       |            |           5.0%                                                                     0.3%
  0%______|____________|____________|_________________________________________________________________________|_______
  |              |            |            |      |      |      |        |      |      |      |       |               |
  |                                             -0.7%           |               |             |
 -10%                                                         -9.6%             |             |
  |                                                                             |             |
  |                                                                             |             |
-20%                                                                            |             |
  |                                                                             |             |
  |                                                                             |             |
-30%                                                                            |          -24.0%
  |                                                                             |
  |                                                                         -37.3%
-40%
      Small Cap      Balanced      Dow           S&P         Willshire      NASDAQ         Russell          Value
        Value          Fund       Jones          500           5000                         2000            Line

NASDAQ was down 37% from its high on March 10, 2000, and the Russell 2000 was down 24%. Recently, the larger growth stocks have started to fall. Our funds are up nicely since the tide shifted:

Hopefully, this trend in our direction will continue. The market has been driven by speculation, and this is the only way we know for these excesses to be reduced. Many investors will be (or have been) hurt, and it may be a permanent loss of capital. We appreciate our mutual fund clients who on balance have stayed the course with their investment plan. This is not the norm. The average investor tends to follow his emotions, which means that he follows the hot money, a sure path to long-term investment failure.

As we discussed in our March 31, 2000 report, when we file the new prospectus this summer, we will be offering a new mutual fund, the CornerCap Emerging Growth Fund. We have been managing this fund as a limited partnership over the last four years. The fund searches for early stage growth companies and will invest principally in very small companies. As part of our mutual fund company, we also offer a number of other no-load funds that CornerCap does not manage, including international equities, conservative bonds, high yield bonds, etc. Our objective is to offer high quality investments at a reasonable cost across a full range of risk and return profiles.

CORNERCAP INVESTMENT COUNSEL
MAY 31, 2000

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
CORNERCAP SMALL CAP VALUE FUND
ATLANTA, GEORGIA


We have audited the accompanying statement of assets and liabilities of CornerCap Small Cap Value Fund (formerly CornerCap Growth Fund), including the portfolio of investments, as of March 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CornerCap Small Cap Value Fund as of March 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.




                                           /s/ Tait, Weller & Baker
                                          TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
MAY 5, 2000

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                          ON INTERNAL CONTROL STRUCTURE



SHAREHOLDERS AND BOARD OF TRUSTEES
CORNERCAP GROUP OF FUNDS
ATLANTA, GEORGIA


In planning and performing our audit of the financial statements of CornerCap Small Cap Value Fund (formerly CornerCap Growth Fund) and the CornerCap Balanced Fund, each a series of shares of CornerCap Group of Funds, for the year ended March 31, 2000, we considered their internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of the Funds is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition, and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses, as defined above, as of March 31, 2000.

This report is intended solely for the information and use of management and the Securities and Exchange Commission, and should not be used for any other purpose.



                                           /s/ Tait, Weller & Baker
                                          TAIT, WELLER & BAKER


PHILADELPHIA, PENNSYLVANIA
MAY 5, 2000

CORNERCAP SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

MARCH 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         VALUE
    SHARES                                                                                             (NOTE 1-A)
    ------                                                                                             ----------
                             COMMON STOCKS - 92.85%
                             ----------------------
                  AEROSPACE 3.82%
    15,300           B.F. Goodrich Co.                                                                 $    438,919
                                                                                                       ------------
                  APPAREL - 2.38%
    15,550           Kellwood Co.                                                                           273,097
                                                                                                       ------------
                  APPLIANCES - 2.16%
     7,500           Maytag Corp.                                                                           248,438
                                                                                                       ------------
                  AUTOMOTIVES - 2.53%
    57,500           TBC Corp. *                                                                            291,094
                                                                                                       ------------
                  BEVERAGES - 3.68%
     8,300           Canadaigua Brands, Inc. Class A *                                                      423,300
                                                                                                       ------------
                  BUILDING MATERIALS - 3.34%
     6,500           Southdown, Inc.                                                                        383,500
                                                                                                       ------------
                  CONSTRUCTION - 2.32%
     8,600           Fluor Corp.                                                                            266,600
                                                                                                       ------------
                  DIVERSIFIED - 1.77%
    13,100           Standex International Corp.                                                            203,050
                                                                                                       ------------
                  EDUCATION SERVICES - 2.70%
    19,400           ITT Educational Services, Inc. *                                                       310,400
                                                                                                       ------------
                  ELECTRICAL EQUIPMENT - 2.90%
    17,300           Ametek Aerospace Products, Inc.                                                        333,025
                                                                                                       ------------
                  FINANCIAL SERVICES 8.02%
    13,500           Edwards (A.G.) Inc.                                                                    540,000
    18,800           Pacific Century Financial Corp.                                                        381,875
                                                                                                       ------------
                                                                                                            921,875
                                                                                                       ------------
                  FOOD PROCESSING - 2.51%
    19,900           Ralcorp Holdings, Inc. *                                                               288,550
                                                                                                       ------------
                  FURNITURE - 2.64%
    28,600           Haverty Furniture, Inc.                                                                303,875
                                                                                                       ------------
                  HOLDINGS COMPANY - 2.81%
    13,725           Crane Company                                                                          323,395
                                                                                                       ------------
                  HOME BUILDERS - 4.46%
    34,340           Champion Enterprises, Inc. *                                                           197,455
    15,100           Pulte Corp.                                                                            315,213
                                                                                                       ------------
                                                                                                            512,668
                                                                                                       ------------

                  INDUSTRIAL SERVICES - 5.37%
    11,300           ABM Industries, Inc.                                                                   265,550
    73,000           Health Management Systems, Inc. *                                                      351,312
                                                                                                       ------------
                                                                                                            616,862
                                                                                                       ------------
-------------------------------------------------------------------------------------------------------------------

CORNERCAP SMALL CAP VALUE FUND

MARCH 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                                                                           VALUE
    SHARES                                                                                               (NOTE 1-A)
    ------                                                                                               ----------
                             COMMON STOCKS - 92.85%
                             ----------------------
                  INSURANCE - 3.59%
    23,100           Ohio Casualty Corp.                                                               $    412,913
                                                                                                       ------------
                  MACHINERY - 4.98%
    19,100           Flowserve Corp.                                                                        245,912
    17,750           Moog, Inc. *                                                                           326,156
                                                                                                       ------------
                                                                                                            572,068
                                                                                                       ------------
                  MEDICAL - OUTPATIENT - .99%
     4,000           Lincare Holdings, Inc. *                                                               113,500
                                                                                                       ------------
                  METALS - 1.60%
    11,750           International Aluminum Corp.                                                           183,594
                                                                                                       ------------
                  PACKAGING AND CONTAINERS - 2.26%
     7,500           Ball Corp.                                                                             259,219
                                                                                                       ------------
                  PHARMACEUTICALS - 4.41%
    18,600           ICN Pharmaceuticals, Inc.                                                              506,850
                                                                                                       ------------
                  PUBLISHING - 2.79%
    12,100           Deluxe Corp.                                                                           320,650
                                                                                                       ------------
                  RECREATION - 5.29%
     7,600           Anchor Gaming *                                                                        288,325
    10,600           Polaris Industries, Inc.                                                               319,325
                                                                                                       ------------
                                                                                                            607,650
                                                                                                       ------------
                  RESTAURANT - 2.88%
    43,400           NPC International, Inc. *                                                              330,925
                                                                                                       ------------
                  STEEL - INTEGRATED - 2.79%
    20,700           Ryerson Tull, Inc.                                                                     320,850
                                                                                                       ------------
                  TELECOMMUNICATION EQUIPMENT - 3.97%
     4,900           Plantronics, Inc. *                                                                    456,619
                                                                                                       ------------
                  THRIFT - 2.41%
    14,500           Washington Federal, Inc.                                                               276,406
                                                                                                       ------------
                  TOBACCO - 1.48%
    11,300           Universal Corp.                                                                        170,206
                                                                                                       ------------
                         TOTAL COMMON STOCKS (COST $11,392,129)                                          10,670,098
                                                                                                       ------------

-------------------------------------------------------------------------------------------------------------------

CORNERCAP SMALL CAP VALUE FUND

MARCH 31, 2000

-------------------------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                                 VALUE
 AMOUNT                                                                                                 (NOTE 1-A)
 ------                                                                                                 ----------
                         SHORT-TERM INVESTMENTS - 6.68%
                         ------------------------------
  $767,518        Fidelity Money Market Fund
                     (Cost $767,518)                                                                        767,518
                                                                                                       ------------
                     TOTAL INVESTMENTS (COST $12,159,647) (a)                         99.53%             11,437,616
                     OTHER ASSETS - NET                                                 .47%                 54,318
                                                                                     ------            ------------
                         NET ASSETS                                                  100.00%           $ 11,491,934
                                                                                     ======            ============

               *  NON INCOME PRODUCING SECURITY

              (a) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSE IS $12,159,647.

                  At March 31, 2000, unrealized  appreciation  (depreciation) of securities for federal income tax purposes is as follows:
                  Gross unrealized appreciation                                                        $  1,550,829
                  Gross unrealized depreciation                                                          (2,272,860)
                                                                                                       ------------
                  Net unrealized depreciation                                                          $   (722,031)
                                                                                                       ============





-------------------------------------------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

CORNERCAP SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2000

-------------------------------------------------------------------------------------------------------------------
ASSETS
    Investments at market value,
       (Identified cost $12,159,647) (NOTE 1-A)                                                      $   11,437,616
    Cash                                                                                                     39,027
    Interest receivable                                                                                       3,566
    Dividends receivable                                                                                     12,647
    Other assets                                                                                             11,109
                                                                                                     --------------
          TOTAL ASSETS                                                                                   11,503,965
                                                                                                     --------------


LIABILITIES
    Advisory fee payable                                                                                      7,618
    Service fees payable                                                                                      4,413
                                                                                                     --------------
          TOTAL LIABILITIES                                                                                  12,031
                                                                                                     --------------

NET ASSETS
    (Applicable to 1,296,038 shares outstanding, unlimited shares authorized)                        $   11,491,934
                                                                                                     ==============


NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
   ($11,491,934 / 1,296,038 shares)                                                                           $8.87
                                                                                                              =====


NET ASSETS
   At March 31, 2000, net assets consisted of:
      Paid-in capital                                                                                $   13,072,201
      Accumulated net realized loss on investments                                                         (858,236)
      Net unrealized depreciation                                                                          (722,031)
                                                                                                     --------------
                                                                                                     $   11,491,934



-------------------------------------------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

CORNERCAP SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS

YEAR ENDED MARCH 31, 2000

-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME
      Dividends                                                                                         $   244,644
      Interest income                                                                                        22,318
                                                                                                        -----------
         TOTAL INCOME                                                                                       266,962
                                                                                                        -----------

   EXPENSES
      Management fee (NOTE 2)                                                                               131,883
      Service fees (NOTE 2)                                                                                  65,942
                                                                                                        -----------
         TOTAL EXPENSES                                                                                     197,825
                                                                                                        -----------
            NET INVESTMENT INCOME                                                                            69,137
                                                                                                        -----------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain from security transactions                                                             712,874
   Change in unrealized depreciation of investments                                                        (179,827)
                                                                                                        -----------
         NET GAIN ON INVESTMENTS                                                                            533,047
                                                                                                        -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                    $   602,184
                                                                                                        ===========





-------------------------------------------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

CORNERCAP SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED MARCH 31, 2000 AND 1999

-------------------------------------------------------------------------------------------------------------------
                                                                                    2000                  1999
                                                                                    ----                  ----
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS
      Net investment income                                                    $       69,137        $       33,790
      Net realized gain (loss) on investments                                         712,874                (6,658)
      Change in unrealized depreciation of investments                               (179,827)           (4,653,062)
                                                                               --------------        --------------
         NET INCREASE (DECREASE) IN NET ASSETS
            RESULTING FROM OPERATIONS                                                 602,184            (4,625,930)
                                                                               --------------        --------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income ($.06 per share)                                          (76,271)                  -
      Realized gains ($1.15 and $1.48 per share, respectively)                     (1,432,888)           (1,763,462)
                                                                               --------------        --------------
         TOTAL DISTRIBUTIONS                                                       (1,509,159)           (1,763,462)
                                                                               --------------        --------------

   CAPITAL SHARE TRANSACTIONS (A)
      Increase in net assets resulting from
         capital share transactions                                                   308,766               537,716
                                                                               --------------        --------------

            TOTAL DECREASE IN NET ASSETS                                             (598,209)           (5,851,676)

NET ASSETS
   Beginning of year                                                               12,090,143            17,941,819
                                                                               --------------        --------------
   END OF YEAR
      (including undistributed net investment income of
       $0 and $33,790, respectively)                                           $   11,491,934        $   12,090,143
                                                                               ==============        ==============


(a)   SUMMARY OF CAPITAL SHARE ACTIVITY FOLLOWS:

                                                                  2000                             1999
                                                        ------------------------------  ------------------------------
                                                            SHARES           VALUE         SHARES           VALUE
      Shares sold                                           171,424    $   1,809,754       159,957   $    1,965,699
      Shares issued on reinvested of distributions          166,795        1,492,812       176,112        1,736,461
                                                          ---------    -------------    ----------   --------------
                                                            338,219        3,302,566       336,069        3,702,160
      Shares redeemed                                      (307,128)      (2,993,800)     (279,339)      (3,164,444)
                                                          ---------    -------------    ----------   --------------
      NET INCREASE                                           31,091    $     308,766        56,730   $      537,716
                                                          =========    =============    ==========   ==============




---------------------------------------------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

CORNERCAP SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                      YEARS ENDED MARCH 31,
                                                               2000            1999          1998            1997           1996
                                                               ----            ----          ----            ----           ----
PER SHARE OPERATING PERFORMANCE
   NET ASSET VALUE, BEGINNING OF YEAR                         $  9.56       $  14.85       $  11.68        $   9.81       $  8.61
                                                              -------       --------       --------        --------       -------

   INCOME FROM INVESTMENT OPERATIONS -
      Net investment income                                       .06            .04            .21             .02           .04
      Net realized and unrealized gain                            .46          (3.85)          5.05            1.93          1.22
         (loss) on investments                                -------        -------       --------        --------       -------
         TOTAL FROM INVESTMENT OPERATIONS                         .52          (3.81)          5.26            1.95          1.26
                                                              -------        -------       --------        --------       -------

   LESS DISTRIBUTIONS FROM
      Net investment income                                      (.06)          -              (.22)           (.01)         (.06)
      Realized gains                                            (1.15)         (1.48)         (1.87)           (.07)           -
                                                              -------        -------       --------        --------       -------
         TOTAL DISTRIBUTIONS                                    (1.21)         (1.48)         (2.09)           (.08)         (.06)
                                                              -------        -------       --------        --------       -------
   NET ASSET VALUE, END OF YEAR                               $  8.87        $  9.56       $  14.85        $  11.68       $  9.81
                                                              =======        ========      ========        ========       =======
TOTAL RETURN                                                     5.30%         25.98)%        47.69%          19.94%        14.64%

RATIOS/SUPPLEMENTAL DATA
   NET ASSETS, END OF YEAR ($000)                             $11,492        $12,090         $17,942        $12,856        $8,371
   RATIOS TO AVERAGE NET ASSETS
      Expenses                                                   1.50%          1.50%          1.56%           1.71%         1.75%
      Net investment income                                       .53%           .23%           .17%            .19%          .49%
   PORTFOLIO TURNOVER RATE                                      37.13%         39.16%         48.82%          37.13%        40.83%


-----------------------------------------------------------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

CORNERCAP SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2000
--------------------------------------------------------------------------------

(1)   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      CornerCap Small Cap Value Fund (formerly CornerCap Growth Fund), (the "FUND"), was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

      A. SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

      B. SECURITY TRANSACTIONS, INVESTMENT INCOME AND OTHER - Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      C. FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

            The Fund had net realized capital losses of approximately $956,000 during the period from November 1, 1999 through March 31, 2000 which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2000. These "post-October" losses may be utilized in future years to offset net realized capital gains.

      D. DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      E. ACCOUNTING ESTIMATES - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



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


CORNERCAP SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

MARCH 31, 2000
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(2)   TRANSACTIONS WITH AFFILIATES

      INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
      The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the "ADVISOR"), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.0% of the average daily net assets.

      In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets.

      The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor.


(3)   PURCHASES AND SALES OF SECURITIES

      For the year ended March 31, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $4,676,164 and $6,264,249 respectively.


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